CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income	¥ 336,320	$ 48,915	¥ 167,095	¥ 23,946
Other comprehensive income, net of tax
Foreign currency translation adjustment	60,357	8,779	(3,175)	5,262
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB1,554 and RMB2,250 for years ended December 31, 2016, 2017 and 2018, respectively)	14,684	2,136	9,484	303
Comprehensive income	411,361	59,830	173,404	29,511
Less: Net loss attributable to noncontrolling interest	(3,726)	(542)	(587)
Comprehensive income attributable to Huami Corporation	¥ 415,087	$ 60,372	¥ 173,991	¥ 29,511